UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended:  12-31-2007

Check here if Amendment [x]; Amendment Number:  2
   This Amendment (Check only one.):  [ x]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               12-10-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 75

Form 13F Information Table Value Total: 174742000

List of Other Included Managers:   None

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corp.                       COM              88579Y101     2238    26537 SH       Sole                    24242              2295
99 Cents Only Stores           COM              65440K106      468    58790 SH       Sole                    53155              5635
AFLAC Inc.                     COM              001055102     5888    94005 SH       Sole                    87235              6770
Abbott Labs                    COM              002824100      309     5500 SH       Sole                     5500
American International Group I COM              026874107     3682    63156 SH       Sole                    58443              4713
BP Amoco PLC ADR               COM              055622104      269     3680 SH       Sole                     3680
Chevron Texaco Corp.           COM              166764100     4508    48304 SH       Sole                    45009              3295
Coca Cola                      COM              191216100      301     4905 SH       Sole                     4905
Colgate-Palmolive Co.          COM              194162103      436     5591 SH       Sole                     4551              1040
ConocoPhillips                 COM              20825C104     5196    58840 SH       Sole                    53900              4940
Costco Whsl Group              COM              22160K105     1332    19099 SH       Sole                    16643              2456
DJ U.S. Healthcare Providers I COM              464288828     2990    47280 SH       Sole                    43960              3320
DJ US Aerospace & Defense Inde COM              464288760     1560    22962 SH       Sole                    20392              2570
DJ US Energy - iShares Trust   COM              464287796      249     1815 SH       Sole                     1785                30
DJ US Healthcare - iShares Tru COM              464287762      258     3655 SH       Sole                     3555               100
DJ US Technology - iShares Tru COM              464287721      268     4290 SH       Sole                     4110               180
Devon Energy Corp New          COM              25179M103      230     2585 SH       Sole                     2405               180
Dynamic Healthcare - Powershar COM              73935X351     3970   132035 SH       Sole                   122815              9220
Ebay Inc                       COM              278642103     1477    44488 SH       Sole                    41978              2510
Exxon Mobil                    COM              30231G102     1047    11173 SH       Sole                    11173
General Electric               COM              369604103      501    13525 SH       Sole                    12025              1500
GlaxoSmithKline plc            COM              37733W105      241     4780 SH       Sole                     4780
Gold Trust - SPDR              COM              78463v107      994    12055 SH       Sole                    12055
Google Inc.                    COM              38259p508     4085     5907 SH       Sole                     5627               280
Industrial Select Sector - SPD COM              81369Y704      752    19205 SH       Sole                    19205
Johnson & Johnson              COM              478160104     4316    64715 SH       Sole                    60925              3790
L-3 Communications             COM              502424104     2014    19015 SH       Sole                    17610              1405
Lowe's Companies Inc.          COM              548661107     1977    87392 SH       Sole                    80367              7025
MSCI Brazil Free Index Fund -  COM              464286400      258     3200 SH       Sole                     3200
MSCI Emerging Markets Index Fu COM              464287234     3153    20975 SH       Sole                    19425              1550
MSCI European Monetary Union I COM              464286608     9046    75814 SH       Sole                    70524              5290
Mcgraw-Hill Inc.               COM              580645109      263     5995 SH       Sole                     5995
Medtronic, Inc.                COM              585055106     2574    51198 SH       Sole                    47843              3355
Microsoft Corp.                COM              594918104     3368    94608 SH       Sole                    88523              6085
Norfolk Southern Corp.         COM              655844108      227     4500 SH       Sole                     4500
Paychex                        COM              704326107      755    20844 SH       Sole                    19859               985
Pepsico Inc.                   COM              713448108     5363    70654 SH       Sole                    64834              5820
Pharmaceutical HOLDRs Trust    COM              71712a206      320     4040 SH       Sole                     4040
Procter & Gamble               COM              742718109     4216    57421 SH       Sole                    53131              4290
Qualcomm                       COM              747525103     4095   104077 SH       Sole                    96757              7320
Resmed                         COM              761152107     2582    49145 SH       Sole                    44815              4330
Russell Large-Cap Growth - iSh COM              464287614     2084    34295 SH       Sole                    32945              1350
Russell Large-Cap Value - iSha COM              464287598     1119    13940 SH       Sole                    13620               320
Russell Mid-Cap Growth - iShar COM              464287481     6695    58759 SH       Sole                    54234              4525
Russell Mid-Cap Index Fund - i COM              464287499      243     2345 SH       Sole                     2285                60
Russell Mid-Cap Value - iShare COM              464287473     2627    18620 SH       Sole                    17300              1320
Russell Small-Cap Growth - iSh COM              464287648     5136    61528 SH       Sole                    56363              5165
Russell Small-Cap Value - iSha COM              464287630     2554    36238 SH       Sole                    33063              3175
Rydex S&P Equal Weight Energy  COM              78355w866      559     8180 SH       Sole                     7130              1050
S&P Emerging Middle East & Afr COM              78463X806      657     9305 SH       Sole                     8540               765
S&P Global Basic Matls Sector  COM              464288695     3480    44875 SH       Sole                    41710              3165
S&P Global Energy Sector - iSh COM              464287341     7773    54786 SH       Sole                    51289              3497
S&P Global Financials Sector - COM              464287333     2953    36995 SH       Sole                    34525              2470
S&P Global Healthcare Sector - COM              464287325      343     5880 SH       Sole                     5880
S&P Global Industrial Index -  COM              464288729     2115    33403 SH       Sole                    31623              1780
S&P Global Technology Index -  COM              464287291     5778    88352 SH       Sole                    82712              5640
S&P Global Telecom Sector - iS COM              464287275     7350    94925 SH       Sole                    89180              5745
S&P Global Utilities Index - i COM              464288711     3150    45406 SH       Sole                    41476              3930
S&P Latin America - iShares    COM              464287390     1292     5190 SH       Sole                     4680               510
S&P Mid-Cap Barra Value - iSha COM              464287705      236     2970 SH       Sole                     2970
Starbucks Inc.                 COM              855244109     1256    61343 SH       Sole                    57478              3865
State Street Corp.             COM              857477103     4551    56041 SH       Sole                    50481              5560
Stryker Corp                   COM              863667101     3768    50426 SH       Sole                    47316              3110
Suntrust Banks Inc.            COM              867914103      252     4026 SH       Sole                     4026
Toyota Motor CP ADR New        COM              892331307      282     2660 SH       Sole                     2660
UPS                            COM              911312106     2411    34090 SH       Sole                    31555              2535
UnitedHealth Group             COM              91324P102      243     4180 SH       Sole                     4180
Verizon Communications         COM              92343V104     2422    55438 SH       Sole                    49618              5820
WPP Group-New                  COM              929309409     2910    45260 SH       Sole                    41880              3380
WalMart                        COM              931142103      701    14743 SH       Sole                    13478              1265
Water Resources Portfolio - Po COM              73935X575     2509   117250 SH       Sole                   107650              9600
Wells Fargo New                COM              949746101      391    12950 SH       Sole                    12950
Wrigley, Wm. Jr. Co.           COM              982526105     1153    19695 SH       Sole                    18875               820
Zimmer Holdings                COM              98956P102     2579    38980 SH       Sole                    36415              2565
proShares Ultra Short Real Est OAS              74347R552     5397    48720 SH       Sole                    46510              2210